Long-Term Investments (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
		Oct. 31, 2020 CNY (¥)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Long-Term Investments (Details) [Line Items]
Business combination equity interest			30.00%
Additional paid in capital	[1]			¥ 4,230,656	¥ 3,645,669		$ 648,376
Share of losses				¥ 297
Business combination description				The Group holds 1% to 40% equity interests in other third-party companies through investments in their equity interests. The Group holds 1% equity interests in a company and has the ability to exercise significant influence. For other investments, the Group holds over 20% equity interests.
Addition impairment investment				¥ 3,460	6,303
Fair value of impairment losses				¥ 6,600	¥ 31,150	¥ 18,990
Youxiang City Hebei Real Estate Development and Operation Co., Ltd. (“Youxiang City”)[Member]
Long-Term Investments (Details) [Line Items]
Investment Owned, Balance, Principal Amount			¥ 9,000
Additional paid in capital		¥ 900
Returned amount		¥ 2,100

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)